Segment data	12 Months Ended
Mar. 31, 2017
Segment data

25. Segment data:

The operating segments reported below are the segments of Toyota for which separate financial information is available and for which operating income/loss amounts are evaluated regularly by executive management in deciding how to allocate resources and in assessing performance.

The major portions of Toyota’s operations on a worldwide basis are derived from the Automotive and Financial Services business segments. The Automotive segment designs, manufactures and distributes sedans, minivans, compact cars, sport-utility vehicles, trucks and related parts and accessories. The Financial Services segment consists primarily of financing, and vehicle and equipment leasing operations to assist in the merchandising of the parent company and its affiliated companies products as well as other products. The All Other segment includes the design, manufacturing and sales of housing, telecommunications and other businesses.

The following tables present certain information regarding Toyota’s industry or geographic segments and overseas revenues by destination as of and for the years ended March 31, 2015, 2016 and 2017.

Segment operating results and assets -

As of and for the year ended March 31, 2015:

	Yen in millions
	Automotive	Financial Services	All Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	25,006,224	1,621,685	606,612	—	27,234,521
Inter-segment sales and transfers	55,905	39,464	649,179	(744,548)	—

Total	25,062,129	1,661,149	1,255,791	(744,548)	27,234,521
Operating expenses	22,736,819	1,299,316	1,190,141	(742,319)	24,483,957

Operating income	2,325,310	361,833	65,650	(2,229)	2,750,564

Assets	15,897,022	22,378,941	1,889,433	7,564,434	47,729,830
Investment in equity method investees	2,588,127	8,801	10,000	84,294	2,691,222
Depreciation expenses	819,280	564,619	25,176	—	1,409,075
Capital expenditure	1,262,670	2,086,481	39,503	(31,086)	3,357,568

As of and for the year ended March 31, 2016:

	Yen in millions
	Automotive	Financial Services	All Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	25,923,813	1,854,007	625,298	—	28,403,118
Inter-segment sales and transfers	53,603	42,217	552,089	(647,909)	—

Total	25,977,416	1,896,224	1,177,387	(647,909)	28,403,118
Operating expenses	23,528,418	1,556,998	1,110,880	(647,149)	25,549,147

Operating income	2,448,998	339,226	66,507	(760)	2,853,971

Assets	15,621,757	21,709,010	1,917,148	8,179,682	47,427,597
Investment in equity method investees	2,532,644	9,168	10,801	78,776	2,631,389
Depreciation expenses	900,434	697,991	27,412	—	1,625,837
Capital expenditure	1,389,289	2,638,111	41,826	(10,010)	4,059,216

As of and for the year ended March 31, 2017:

	Yen in millions
	Automotive	Financial Services	All Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	25,032,229	1,783,697	781,267	—	27,597,193
Inter-segment sales and transfers	49,618	39,903	539,785	(629,306)	—

Total	25,081,847	1,823,600	1,321,052	(629,306)	27,597,193
Operating expenses	23,388,874	1,601,172	1,239,725	(626,950)	25,602,821

Operating income	1,692,973	222,428	81,327	(2,356)	1,994,372

Assets	16,156,496	22,507,613	2,170,498	7,915,579	48,750,186
Investment in equity method investees	2,745,437	9,792	—	90,193	2,845,422
Depreciation expenses	912,797	671,155	26,998	—	1,610,950
Capital expenditure	1,293,564	2,182,149	53,710	12,014	3,541,437

Geographic information -

As of and for the year ended March 31, 2015:

	Yen in millions
	Japan	North America	Europe	Asia	Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	8,338,881	9,430,450	2,690,803	4,531,178	2,243,209	—	27,234,521
Inter-segment sales and transfers	6,064,986	247,146	157,491	450,062	206,029	(7,125,714)	—

Total	14,403,867	9,677,596	2,848,294	4,981,240	2,449,238	(7,125,714)	27,234,521
Operating expenses	12,832,391	9,093,077	2,767,176	4,559,458	2,337,729	(7,105,874)	24,483,957

Operating income	1,571,476	584,519	81,118	421,782	111,509	(19,840)	2,750,564

Assets	14,466,432	16,961,700	2,640,054	4,753,850	2,903,474	6,004,320	47,729,830
Long-lived assets	3,062,463	4,632,536	301,736	874,207	424,777	—	9,295,719

As of and for the year ended March 31, 2016:

	Yen in millions
	Japan	North America	Europe	Asia	Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	8,588,437	10,822,772	2,507,292	4,475,623	2,008,994	—	28,403,118
Inter-segment sales and transfers	6,171,051	229,198	154,039	528,236	201,220	(7,283,744)	—

Total	14,759,488	11,051,970	2,661,331	5,003,859	2,210,214	(7,283,744)	28,403,118
Operating expenses	13,081,966	10,523,151	2,588,915	4,554,670	2,101,305	(7,300,860)	25,549,147

Operating income	1,677,522	528,819	72,416	449,189	108,909	17,116	2,853,971

Assets	14,291,434	16,622,979	2,612,210	4,415,700	2,579,113	6,906,161	47,427,597
Long-lived assets	3,210,376	4,958,989	309,657	869,989	391,406	—	9,740,417

As of and for the year ended March 31, 2017:

	Yen in millions
	Japan	North America	Europe	Asia	Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	8,798,903	10,033,419	2,517,601	4,279,617	1,967,653	—	27,597,193
Inter-segment sales and transfers	6,031,965	205,672	163,438	540,204	193,421	(7,134,700)	—

Total	14,830,868	10,239,091	2,681,039	4,819,821	2,161,074	(7,134,700)	27,597,193
Operating expenses	13,628,623	9,927,897	2,693,283	4,384,642	2,102,380	(7,134,004)	25,602,821

Operating income (loss)	1,202,245	311,194	(12,244)	435,179	58,694	(696)	1,994,372

Assets	14,791,969	17,365,237	2,846,469	4,486,021	2,819,935	6,440,555	48,750,186
Long-lived assets	3,376,157	5,274,928	313,182	828,619	404,223	—	10,197,109

“Other” consists of Central and South America, Oceania, Africa and the Middle East.

Revenues are attributed to geographies based on the country location of the parent company or the subsidiary that transacted the sale with the external customer.

There are no any individually material countries with respect to revenues, and long-lived assets included in other foreign countries.

Unallocated amounts included in assets represent assets held for corporate purposes, which mainly consist of cash and cash equivalents and marketable securities. Such corporate assets were ¥8,742,168 million, ¥9,369,868 million and ¥9,177,953 million, as of March 31, 2015, 2016 and 2017, respectively.

Transfers between industry or geographic segments are made at amounts which Toyota’s management believes approximate arm’s-length transactions. In measuring the reportable segments’ income or losses, operating income consists of revenue less operating expenses.

Overseas revenues by destination -

The following information shows revenues that are attributed to countries based on location of customers, excluding customers in Japan. In addition to the disclosure requirements under U.S.GAAP, Toyota discloses this information in order to provide financial statements users with valuable information.

	Yen in millions
	For the years ended March 31,
	2015	2016	2017
North America	9,405,305	10,797,304	10,054,431
Europe	2,555,368	2,323,399	2,341,364
Asia	4,231,077	4,292,800	4,414,236
Other	4,947,169	4,724,784	3,923,621

“Other” consists of Central and South America, Oceania, Africa and the Middle East, etc.

Certain financial statements data on non-financial services and financial services businesses -

The financial data below presents separately Toyota’s non-financial services and financial services businesses.

Balance sheets -

	Yen in millions
	March 31,
	2016	2017
Assets
Non-Financial Services Businesses
Current assets
Cash and cash equivalents	2,318,152	2,257,064
Marketable securities	1,210,427	1,439,944
Trade accounts and notes receivable, less allowance for doubtful accounts	2,089,216	2,191,594
Inventories	2,061,113	2,388,394
Prepaid expenses and other current assets	3,341,150	1,988,016

Total current assets	11,020,058	10,265,012

Investments and other assets	10,204,760	11,276,128
Property, plant and equipment	5,426,247	5,700,818

Total Non-Financial Services Businesses assets	26,651,065	27,241,958

Financial Services Business
Current assets
Cash and cash equivalents	621,276	738,011
Marketable securities	300,962	381,654
Finance receivables, net	5,912,684	6,196,649
Prepaid expenses and other current assets	895,257	831,924

Total current assets	7,730,179	8,148,238

Noncurrent finance receivables, net	8,642,947	9,012,222
Investments and other assets	1,021,714	850,862
Property, plant and equipment	4,314,170	4,496,291

Total Financial Services Business assets	21,709,010	22,507,613

Eliminations	(932,478)	(999,385)

Total assets	47,427,597	48,750,186

Assets in the non-financial services include unallocated corporate assets.

	Yen in millions
	March 31,
	2016	2017
Liabilities
Non-Financial Services Businesses
Current liabilities
Short-term borrowings	586,685	669,947
Current portion of long-term debt	117,484	196,227
Accounts payable	2,356,355	2,540,078
Accrued expenses	2,640,128	3,038,218
Income taxes payable	334,490	203,101
Other current liabilities	1,527,024	1,512,662

Total current liabilities	7,562,166	8,160,233

Long-term liabilities
Long-term debt	584,793	590,366
Accrued pension and severance costs	891,405	890,684
Other long-term liabilities	1,690,460	1,206,427

Total long-term liabilities	3,166,658	2,687,477

Total Non-Financial Services Businesses liabilities	10,728,824	10,847,710

Financial Services Business
Current liabilities
Short-term borrowings	4,418,483	4,605,389
Current portion of long-term debt	3,715,195	4,129,005
Accounts payable	40,094	33,283
Accrued expenses	109,246	117,773
Income taxes payable	8,835	20,473
Other current liabilities	814,298	833,813

Total current liabilities	9,106,151	9,739,736

Long-term liabilities
Long-term debt	9,343,632	9,491,504
Accrued pension and severance costs	13,506	14,386
Other long-term liabilities	1,081,789	987,289

Total long-term liabilities	10,438,927	10,493,179

Total Financial Services Business liabilities	19,545,078	20,232,915

Eliminations	(934,491)	(999,392)

Total liabilities	29,339,411	30,081,233

Mezzanine equity	479,779	485,877

Total Toyota Motor Corporation shareholders’ equity	16,746,935	17,514,812

Noncontrolling interests	861,472	668,264

Total shareholders’ equity	17,608,407	18,183,076

Total liabilities,mezzanine equity and shareholders’ equity	47,427,597	48,750,186

Statements of income -

	Yen in millions
	For the years ended March 31,
	2015	2016	2017
Non-Financial Services Businesses
Net revenues	25,643,508	26,581,102	25,845,453

Costs and expenses
Cost of revenues	20,933,168	21,474,386	21,557,194
Selling, general and administrative	2,319,262	2,589,082	2,511,647

Total costs and expenses	23,252,430	24,063,468	24,068,841

Operating income	2,391,078	2,517,634	1,776,612

Other income (expense), net	136,797	117,930	200,370

Income before income taxes and equity in earnings of affiliated companies	2,527,875	2,635,564	1,976,982

Provision for income taxes	763,445	752,248	562,452
Equity in earnings of affiliated companies	306,749	327,167	360,130

Net income	2,071,179	2,210,483	1,774,660

Less - Net income attributable to noncontrolling interests	(130,172)	(117,544)	(89,337)

Net income attributable to Toyota Motor Corporation - Non-Financial Services Businesses	1,941,007	2,092,939	1,685,323

Financial Services Business
Net revenues	1,661,149	1,896,224	1,823,600

Costs and expenses
Cost of revenues	955,380	1,181,437	1,221,268
Selling, general and administrative	343,936	375,561	379,904

Total costs and expenses	1,299,316	1,556,998	1,601,172

Operating income	361,833	339,226	222,428

Other income (expense), net	3,190	8,579	(5,618)

Income before income taxes and equity in earnings of affiliated companies	365,023	347,805	216,810

Provision for income taxes	130,049	126,319	66,583
Equity in earnings of affiliated companies	1,796	1,932	1,930

Net income	236,770	223,418	152,157

Less - Net income attributable to noncontrolling interests	(4,417)	(3,963)	(6,518)

Net income attributable to Toyota Motor Corporation - Financial Services Business	232,353	219,455	145,639

Eliminations	(22)	300	147

Net income attributable to Toyota Motor Corporation	2,173,338	2,312,694	1,831,109

Statements of cash flows -

	Yen in millions			Yen in millions
	For the year ended March 31, 2015			For the year ended March 31, 2016
	Non-Financial Services Businesses	Financial Services Business	Consolidated	Non-Financial Services Businesses	Financial Services Business	Consolidated
Cash flows from operating activities
Net income	2,071,179	236,770	2,307,904	2,210,483	223,418	2,434,211
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	844,456	564,619	1,409,075	927,846	697,991	1,625,837
Provision for doubtful accounts and credit losses	(1,598)	80,567	78,969	69,029	90,236	159,265
Pension and severance costs, less payments	(5,263)	2,102	(3,161)	8,300	533	8,833
Losses on disposal of fixed assets	31,601	24	31,625	33,293	36	33,329
Unrealized losses on available-for-sale securities, net	2,565	13	2,578	3,217	6,055	9,272
Deferred income taxes	(114,122)	87,260	(26,887)	(43,237)	76,423	32,889
Equity in earnings of affiliated companies	(306,749)	(1,796)	(308,545)	(327,167)	(1,932)	(329,099)
Changes in operating assets and liabilities, and other	356,269	(191,791)	194,195	386,529	148,376	486,320

Net cash provided by operating activities	2,878,338	777,768	3,685,753	3,268,293	1,241,136	4,460,857

Cash flows from investing activities
Additions to finance receivables	—	(22,325,159)	(13,126,596)	—	(23,399,113)	(13,549,278)
Collection of and proceeds from sales of finance receivables	—	21,668,847	12,450,388	—	22,918,132	13,115,854
Additions to fixed assets excluding equipment leased to others	(1,133,102)	(13,216)	(1,146,318)	(1,265,174)	(17,371)	(1,282,545)
Additions to equipment leased to others	(137,985)	(2,073,265)	(2,211,250)	(155,931)	(2,620,740)	(2,776,671)
Proceeds from sales of fixed assets excluding equipment leased to others	40,032	1,515	41,547	41,154	993	42,147
Proceeds from sales of equipment leased to others	40,878	762,545	803,423	60,989	1,050,738	1,111,727
Purchases of marketable securities and security investments	(2,530,591)	(663,703)	(3,194,294)	(1,302,965)	(894,512)	(2,197,477)
Proceeds from sales of and maturity of marketable securities and security investments	2,198,799	484,202	2,683,001	2,471,876	943,939	3,415,815
Payment for additional investments in affiliated companies, net of cash acquired	—	—	—	628	—	628
Changes in investments and other assets, and other	(114,094)	(9,669)	(113,391)	(1,371,996)	296,788	(1,062,744)

Net cash used in investing activities	(1,636,063)	(2,167,903)	(3,813,490)	(1,521,419)	(1,721,146)	(3,182,544)

Cash flows from financing activities
Proceeds from issuance of long-term debt	119,449	4,960,157	5,029,018	110,691	4,815,323	4,845,872
Payments of long-term debt	(100,627)	(3,373,842)	(3,462,237)	(71,758)	(4,127,178)	(4,176,202)
Increase (decrease) in short-term borrowings	(47,026)	(259,931)	(288,724)	75,990	(132,852)	(10,903)
Proceeds from issuance of class shares	—	—	—	474,917	—	474,917
Dividends paid to Toyota Motor Corporation class shareholders	—	—	—	(1,225)	—	(1,225)
Dividends paid to Toyota Motor Corporation common shareholders	(554,933)	—	(554,933)	(704,728)	—	(704,728)
Dividends paid to noncontrolling interests	(69,295)	—	(69,295)	(73,129)	—	(73,129)
Reissuance (repurchase) of treasury stock	(347,784)	—	(347,784)	(778,173)	—	(778,173)

Net cash provided by (used in) financing activities	(1,000,216)	1,326,384	306,045	(967,415)	555,293	(423,571)

Effect of exchange rate changes on cash and cash equivalents	27,075	38,004	65,079	(142,301)	(57,570)	(199,871)

Net increase (decrease) in cash and cash equivalents	269,134	(25,747)	243,387	637,158	17,713	654,871
Cash and cash equivalents at beginning of year	1,411,860	629,310	2,041,170	1,680,994	603,563	2,284,557

Cash and cash equivalents at end of year	1,680,994	603,563	2,284,557	2,318,152	621,276	2,939,428

	Yen in millions
	For the year ended March 31, 2017
	Non-Financial Services Businesses	Financial Services Business	Consolidated
Cash flows from operating activities
Net income	1,774,660	152,157	1,926,985
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	939,795	671,155	1,610,950
Provision for doubtful accounts and credit losses	6,519	92,147	98,666
Pension and severance costs, less payments	21,796	1,457	23,253
Losses on disposal of fixed assets	30,461	212	30,673
Unrealized losses on available-for-sale securities, net	4,422	2,651	7,073
Deferred income taxes	(59,668)	6,504	(53,299)
Equity in earnings of affiliated companies	(360,130)	(1,930)	(362,060)
Changes in operating assets and liabilities, and other	206,455	103,840	131,996

Net cash provided by operating activities	2,564,310	1,028,193	3,414,237

Cash flows from investing activities
Additions to finance receivables	—	(22,894,114)	(13,636,694)
Collection of and proceeds from sales of finance receivables	—	22,006,010	12,927,981
Additions to fixed assets excluding equipment leased to others	(1,206,738)	(17,140)	(1,223,878)
Additions to equipment leased to others	(152,550)	(2,165,009)	(2,317,559)
Proceeds from sales of fixed assets excluding equipment leased to others	40,189	1,049	41,238
Proceeds from sales of equipment leased to others	72,659	1,165,619	1,238,278
Purchases of marketable securities and security investments	(2,104,202)	(412,806)	(2,517,008)
Proceeds from sales of and maturity of marketable securities and security investments	1,435,267	466,274	1,901,541
Payment for additional investments in affiliated companies, net of cash acquired	44,274	—	44,274
Changes in investments and other assets, and other	582,649	(60,345)	571,888

Net cash used in investing activities	(1,288,452)	(1,910,462)	(2,969,939)

Cash flows from financing activities
Proceeds from issuance of long-term debt	111,727	4,541,541	4,603,446
Payments of long-term debt	(82,840)	(3,773,644)	(3,845,554)
Increase in short-term borrowings	51,523	233,331	273,037
Proceeds from issuance of class shares	—	—	—
Dividends paid to Toyota Motor Corporation class shareholders	(3,697)	—	(3,697)
Dividends paid to Toyota Motor Corporation common shareholders	(634,475)	—	(634,475)
Dividends paid to noncontrolling interests	(63,936)	—	(63,936)
Reissuance (repurchase) of treasury stock, and other	(703,986)	—	(703,986)

Net cash provided by (used in) financing activities	(1,325,684)	1,001,228	(375,165)

Effect of exchange rate changes on cash and cash equivalents	(11,262)	(2,224)	(13,486)

Net increase (decrease) in cash and cash equivalents	(61,088)	116,735	55,647
Cash and cash equivalents at beginning of year	2,318,152	621,276	2,939,428

Cash and cash equivalents at end of year	2,257,064	738,011	2,995,075